Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2022
Acquisitions and disposals
Summary of other transactions with non-controlling shareholders in subsidiaries

	2022	2021
	€m	€m
Cash consideration received/(paid)
Vantage Towers IPO	217	2,000
Vantage Towers Greece	–	(288)
Other	(28)	(49)
	189	1,663

Schedule of aggregate cash consideration in respect of purchase or disposal of subsidiaries, net of cash

	2022	2021
	€m	€m
Cash consideration paid
Acquisitions during the year	–	13 8
Net cash acquired	–	(2)
	–	136

	2022	2021
	€m	€m
Cash consideration received
Vodafone New Zealand	–	(37)
Tower infrastructure in Italy	–	192
Other disposals during the period	–	3
Net cash disposed	–	(1)
	–	157